UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09603

                        AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                       William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2008

                  Date of reporting period: December 31, 2008


ITEM 1. REPORT TO STOCKHOLDERS.

                             GUIDANCE | VISION | EXPERIENCE

                        (AMERICAN BEACON SELECT FUNDS(SM) LOGO)

                                  Annual Report

                                   (GRAPHIC)

DECEMBER 31, 2008

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President's Message ...............................................            1
Financial Highlights
   Money Market Select Fund .......................................           13
   U.S. Government Select Fund ....................................           14
Schedule of Investments ...........................................           16
   Money Market Portfolio .........................................           16
   U.S. Government Money Market Fund ..............................           18
Additional Information ............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds                                   December 31, 2008

(GRAPHIC)

FELLOW SHAREHOLDERS,

Enclosed is the Annual Report for the American Beacon Money Market Select Fund and the U.S. Government Money Market Select Fund for the twelve months ended December 31, 2008.

     Growing unemployment, low consumer confidence, rising foreclosures and bank failures all contributed to a growing uncertainty that permeated every aspect of the economy in 2008. The Federal Reserve Board ("Fed") lowered the Fed Funds rate on December 16th to a record low target range of 0.00-0.25% and noted that "weak economic conditions are likely to warrant exceptionally low levels of the Fed Funds rate for some time."

     Even with the government bailouts and liquidity programs, short-term credit markets were under great strain as banks continued to report substantial losses. A weak economic environment limited the Fed's ability to raise interest rates resulting in lower yields for fixed income investments. These conditions prompted the most extreme "flight to quality" seen in decades.

     Even with portfolio holdings of the highest quality, on September 19th, the impact of those events in the securities markets and concerns regarding limited marketability of securities held by many money market funds caused the American Beacon Select Money Market Fund to temporarily suspend the practice of providing payments for redemption of shares entirely in cash. This procedure was implemented to prevent redemptions from forcing the sale of securities in an unfavorable market that may have had an adverse impact on the Fund and its shareholders. This redemption-in-kind policy was successful in protecting the Fund and was lifted on December 12th. Since that time all redemptions have been made in cash.

     Despite this unprecedented environment, both Funds outperformed their respective indexes in 2008. The American Beacon Money Market Select Fund returned 2.73% compared to the Lipper Institutional Money Market Average of 2.50%. The American Beacon U.S. Government Money Market Select Fund returned 2.32% compared to the Lipper Institutional U.S. Government Money Market Average of 2.10%.

     The Funds will continue their strategy of investing in high credit quality securities combined with lower than average expense ratios. As always, we will strive to serve the interests of our shareholders.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Select Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2008 (UNAUDITED)

     2008 was a year marked by highs and lows, none of which were good. The year ended with the highest unemployment rate in sixteen years and the lowest consumer confidence levels since records began in 1967. The supply of homes for sale hit a two-decade high during the year even as home prices fell to the lowest levels they've been in four years. Flight to quality resulted in record lows for short-term Treasuries, while corporate spreads widened to Depression era highs. The U.S. economy is in the midst of the longest recession in a quarter-century, and further contraction is expected as tight credit conditions, declining home prices and cutbacks in consumer and business spending continue unabated.

     2008 was also a year marked by unprecedented government bailouts and liquidity programs. Under the Troubled Asset Relief Program program alone, the U.S. Treasury has already channeled $350 billion in funds to recapitalize banks and rescue companies like AIG and Citigroup. Despite these actions, short-term funding markets remained strained and banks continued to report massive write downs. As a result, Bernanke stated, "More capital injections and guarantees may become necessary to ensure stability and the normalization of credit markets."

     With the pace of economic deterioration accelerating, the Federal Reserve Board("Fed") pulled out all stops and adopted a Zero Interest Rate Policy at the December 16th meeting. In an unprecedented move, the Federal Open Market Committee ("FOMC") cut rates to the lowest levels ever, announcing a target range for the Federal Funds rate of 0.00-0.25%. The Fed noted that "weak economic conditions are likely to warrant exceptionally low levels of the Federal Funds rate for some time." In addition, the FOMC announced that it would purchase Government Sponsored Enterprises debt and agency-guaranteed Mortgage-Backed Securities to provide support to the mortgage and housing markets. The Fed declared that it will "employ all available tools to promote the resumption of sustainable economic growth and to preserve price stability."

AMERICAN BEACON SELECT FUNDS(SM)
PERFORMANCE OVERVIEW
DECEMBER 31, 2008 (UNAUDITED)

     As the economy showed signs of weakness during the year, the Federal Reserve Board ("Fed") continued its series of easing monetary policy that started in September 2007. The Fed reduced the Fed Funds target by 400 basis points (4.00%) during 2008, resulting in a 0% to 0.25% Fed Funds target by year end. With credit quality a priority, the American Beacon Money Market Fund's primary strategy for the year was to buy high-quality, short-dated commercial paper, certificates of deposit and overnight investments. This strategy was implemented in an effort to improve liquidity as well as credit quality. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the twelve months ended December 31, 2008, the total return of the American Beacon Money Market Select Fund was 2.73%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.50% by 23 basis points (0.23%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 132 among 375, 42 among 338 and 17 among 275 Institutional Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2008, respectively.

     For the twelve months ended December 31, 2008, the total return of the American Beacon U.S. Government Money Market Select Fund was 2.32%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.10% by 22 basis points (0.22%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 39 among 171, 3 among 147 and 1 among 121 Institutional U.S. Government Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2008, respectively.

     The Lipper Institutional Money Market Average and the Lipper U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the respective Lipper Institutional Money Market Funds category and the Lipper U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                                                       ANNUALIZED TOTAL RETURNS
                                                           AS OF 12/31/2008
                                                     ---------------------------
                                                     1 YEAR   5 YEARS   10 YEARS
                                                     ------   -------   --------
Money Market (1,2,4) .............................    2.73%    3.53%      3.65%
U.S. Government (1,3,5) ..........................    2.32%    3.39%      3.52%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The Fund's performance for the ten-year period is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through December 31, 2008 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period. A portion of the fees charged to the Fund was waived through 2001. Performance prior to waiving fees was lower than the actual returns shown for periods through 2001.

(3) The Fund's performance for the ten-year period is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results from that date through December 31, 2008 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

(4) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.12%. The expense ratio above may vary from the expense ratio presented in

AMERICAN BEACON SELECT FUNDS(SM)
PERFORMANCE OVERVIEW
DECEMBER 31, 2008 (UNAUDITED)

     other sections of this report that are based on expenses incurred during the period covered by this report.

(5) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.12%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2008


                                                  MONEY MARKET   U.S. GOVERNMENT
                                                  ------------   ---------------
7-day Current Yield*                                 0.72%            0.70%
7-day Effective Yield*                               0.72%            0.70%
30-day Yield*                                        0.72%            0.89%
Weighted Avg. Maturity                              25 Days          38 Days
Moody's Rating                                        N/A              Aaa
Standard & Poor's Rating                              AAAm            AAAm

* Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven-day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

MONEY MARKET PORTFOLIO -- TOP TEN ISSUERS AS OF DECEMBER 31, 2008

                                                                         % OF
                                                                      NET ASSETS
                                                                      ----------
Societe Generale N.Y. .............................................       5.2%
Bank of Nova Scotia N.Y. ..........................................       4.7%
Variable Funding Capital Co. LLC ..................................       4.7%
Dexia Credit Local S.A. ...........................................       4.2%
Commonwealth Bank of Australia N.Y. ...............................       3.1%
DNB NOR Bank ASA N.Y. .............................................       3.1%
Lloyds Bank N.Y. ..................................................       3.1%
Surrey Funding Corp. ..............................................       3.1%
Svenska Handelsbanken AB N.Y. .....................................       3.1%
Toyota Motor Credit Corp. .........................................       3.1%

MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF DECEMBER 31, 2008

                                                                         % OF
                                                                      NET ASSETS
                                                                      ----------
Commercial Paper ..................................................     38.91%
Repurchase Agreements .............................................     29.27%
Bank CDs, TDs and Notes ...........................................     21.83%
Short-Term Investments ............................................      9.97%
Other Assets, Net of Liabilities ..................................      0.02%

U.S. GOVERNMENT MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF
DECEMBER 31, 2008

                                                                         % OF
                                                                      NET ASSETS
                                                                      ----------
Repurchase Agreements .............................................     49.47%
U.S. Government Securities.........................................     40.83%
Short-Term Investments.............................................      9.63%
Other Assets, Net of Liabilities...................................      0.07%

FUND EXPENSES
AMERICAN BEACON SELECT FUNDS
DECEMBER 31, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Fund to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund's actual return).

     You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                Beginning                       Expenses paid
                                              Account Value   Ending Account    During Period*
                                                 7/1/08       Value 12/31/08   7/1/08-12/31/08
                                              -------------   --------------   ---------------
MONEY MARKET
Actual.....................................     $1,000.00        $1,010.50          $0.66
Hypothetical (5% return before expenses)...     $1,000.00        $1,024.48          $0.66

U.S. GOVERNMENT MONEY MARKET
Actual.....................................     $1,000.00        $1,008.74          $0.61
Hypothetical (5% return before expenses)...     $1,000.00        $1,024.53          $0.61

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.13% and 0.12% for the Money Market Select Fund and U.S. Government Money Market Select Fund respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON SELECT FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Select Funds:

We have audited the accompanying statements of assets and liabilities of American Beacon Select Funds, comprised of the American Beacon Money Market Select Fund and the American Beacon U.S. Government Money Market Select Fund (collectively, the "Funds") as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Select Funds at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Dallas, Texas
February 25, 2009

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                     U.S. GOVERNMENT
                                                                      MONEY MARKET     MONEY MARKET
                                                                      ------------   ---------------
Assets:
   Investment in Portfolio, at value ..............................   $    708,626     $    374,834
   Receivable for fund shares sold ................................             39               --
   Receivable from Manager for expense reimbursement (Note 2) .....             37               10
   Prepaid expenses ...............................................              1               --
                                                                      ------------     ------------
      TOTAL ASSETS ................................................        708,703          374,844
                                                                      ------------     ------------
LIABILITIES:
   Dividends payable ..............................................            143              260
   Other liabilities ..............................................            194               34
                                                                      ------------     ------------
      TOTAL LIABILITIES ...........................................            337              294
                                                                      ------------     ------------
NET ASSETS ........................................................   $    708,366     $    374,550
                                                                      ============     ============
ANALYSIS OF NET ASSETS:
      Paid-in-capital .............................................        708,366          374,550
                                                                      ------------     ------------
NET ASSETS ........................................................   $    708,366     $    374,550
                                                                      ============     ============
Shares outstanding (no par value) .................................    708,366,208      374,550,139
Net asset value, offering and redemption price per share ..........   $       1.00     $       1.00

                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008 (IN THOUSANDS)

                                                                                               U.S. GOVERNMENT
                                                                                MONEY MARKET     MONEY MARKET
                                                                                ------------   ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income ..........................................................     $ 20,979         $ 1,428
   Interest income ..........................................................      203,911          18,442
   Portfolio expenses .......................................................       (7,888)           (777)
                                                                                  --------         -------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ........................      217,002          19,093
                                                                                  --------         -------
FUND EXPENSES:
   Transfer agent fees ......................................................          348              34
   Professional fees ........................................................           45              12
   Printing expense .........................................................           11               2
   Treasury Guaranty Program Insurance ......................................          450              52
   Other expenses ...........................................................           --              16
                                                                                  --------         -------
      TOTAL FUND EXPENSES ...................................................          854             116
                                                                                  --------         -------
Net (fees waived and expenses reimbursed)/recovered by manager (Note 2) .....         (120)            (69)
                                                                                  --------         -------
      NET FUND EXPENSES .....................................................          734              47
                                                                                  --------         -------
NET INVESTMENT INCOME .......................................................      216,268          19,046
                                                                                  --------         -------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments .........................................          124             120
                                                                                  --------         -------
      NET GAIN ON INVESTMENTS ...............................................          124             120
                                                                                  --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     $216,392         $19,166
                                                                                  ========         =======

                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                                                            U.S. GOVERNMENT MONEY
                                                                   MONEY MARKET                     MARKET
                                                             Year Ended December 31,       Year Ended December 31,
                                                          -----------------------------   -------------------------
                                                               2008            2007           2008          2007
                                                          -------------   -------------   -----------   -----------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ..............................   $     216,268   $     547,220   $    19,046   $    46,306
   Net realized gain on investments ...................             124              82           120             2
                                                          -------------   -------------   -----------   -----------
     NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS ....................................         216,392         547,302        19,166        46,308
                                                          -------------   -------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..............................        (216,268)       (547,220)      (19,046)      (46,306)
   Net realized gain on investments ...................            (124)            (82)         (120)           (2)
                                                          -------------   -------------   -----------   -----------
     DISTRIBUTIONS TO SHAREHOLDERS ....................        (216,392)       (547,302)      (19,166)      (46,308)
                                                          -------------   -------------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from sales of shares ......................     102,008,931     161,624,197     6,128,248     8,488,861
   Reinvestment of dividends and distributions ........          65,877         262,757         3,785        15,846
   Cost of shares redeemed ............................    (109,945,730)   (161,781,202)   (7,118,942)   (7,677,784)
                                                          -------------   -------------   -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS ............      (7,870,922)        105,752      (986,909)      826,923
                                                          -------------   -------------   -----------   -----------
NET INCREASE (DECREASE) IN NET  ASSETS ................      (7,870,922)        105,752      (986,909)      826,923
                                                          -------------   -------------   -----------   -----------
NET ASSETS:
   Beginning of period ................................       8,579,288       8,473,536     1,361,459       534,536
                                                          -------------   -------------   -----------   -----------
   END OF PERIOD ......................................   $     708,366   $   8,579,288   $   374,550   $ 1,361,459
                                                          =============   =============   ===========   ===========

                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market Select Fund (the "Money Market Fund") and American Beacon U.S. Government Money Market Select Fund (the "Government Fund")(each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

American Beacon:    (ARROW)   invests assets in   (ARROW)   American Beacon Master Trust:
-----------------                                           -----------------------------
Money Market Fund                                           Money Market Portfolio
Government Fund                                             U.S. Government Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (73.6% and 95.0% at December 31, 2008, of the American Beacon Master Trust Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     Effective September 12, 2008, American Beacon Advisors, Inc. (the "Manager") became a wholly-owned subsidiary of Lighthouse Holdings, Inc., which is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two private equity firms. Prior to September 12, the Manager was a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. which retained a minority interest in the parent company of Lighthouse Holdings, Inc.

     The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

     The summary of inputs used to value the Portfolios' net assets as of December 31, 2008 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Redemption in Kind

     Beginning September 19, 2008, proceeds from redemption requests exceeding $250,000 were made in pro rata payments of cash and in-kind distributions of securities held by the Money Market Portfolio. The Money Market Portfolio, and the Select Fund implemented this procedure to prevent redemptions from forcing the sale of securities below their economic value, which would have resulted in a material adverse impact on the Money Market Portfolio and the remaining shareholders. The policy was lifted on December 12, 2008. During this time, redemptions were as follows (in thousands):

              Total Distribution   Pro rata securities and cash   One time cash distribution
              ------------------   ----------------------------   --------------------------
Select Fund        $ 510,742                 $ 506,992                      $ 3,750

Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

2. TRANSACTIONS WITH AFFILIATES

Reimbursement of Expenses

     The Manager voluntarily agreed to reimburse the Money Market and Government Funds for other expenses. For the year ended December 31, 2008, the Manager reimbursed expenses totaling $119,783 and $69,000 to the Money Market and Government Funds, respectively.

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund's average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

     Reimbursed expenses subject to potential recovery for the Money Market Fund totaling $119,783 will expire in 2011. The Money Market Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely. Reimbursed expenses subject to potential recovery for the Government Fund totaling $23,524, $32,513, and $69,000 will expire in 2009, 2010 and 2011, respectively. The Government Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     For FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of December 31, 2008 included in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations. For the year ended December 31, 2008, the Funds recognized $0 in interest and penalties.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows (in thousands):

                                                   Money Market Fund                        Government Fund
                                         -------------------------------------   -------------------------------------
                                             Year Ended         Year Ended          Year Ended          Year Ended
                                         December 31, 2008   December 31, 2007   December 31, 2008   December 31, 2007
                                         -----------------   -----------------   -----------------   -----------------
Distributions paid from:
   Ordinary income*...................       $ 216,392           $ 547,297           $ 19,166            $ 46,308
   Long-term capital gain.............              --                   5                 --                  --
                                             ---------           ---------           --------            --------
Total distributions paid..............       $ 216,392           $ 547,302           $ 19,166            $ 46,308
                                             =========           =========           ========            ========

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2008, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis. The Funds do not have capital loss carryforwards as of December 31, 2008.

AMERICAN BEACON MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             Year Ended December 31,
                                                         ---------------------------------------------------------------
                                                           2008         2007          2006          2005          2004
                                                         --------    ----------    ---------     ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $   1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                         --------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ..........................       0.03          0.05          0.05          0.03          0.01
   Net realized gain on investments ..................       0.00(B)       0.00(B)       0.00(B)       0.00(B)       0.00(B)
                                                         --------    ----------    ----------    ----------    ----------
Total income from investment operations ..............       0.03          0.05          0.05          0.03          0.01
                                                         --------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..............      (0.03)        (0.05)        (0.05)        (0.03)        (0.01)
   Distributions from net realized gains on
     investments .....................................       0.00(B)       0.00(B)       0.00(B)       0.00(B)       0.00(B)
                                                         --------    ----------    ----------    ----------    ----------
Total distributions ..................................      (0.03)        (0.05)        (0.05)        (0.03)        (0.01)
                                                         --------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD .......................   $   1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                         ========    ==========    ==========    ==========    ==========
TOTAL RETURN .........................................       2.73%         5.32%         5.08%         3.23%         1.33%
                                                         ========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........   $708,366    $8,579,288    $8,473,536    $5,216,927    $3,973,103
   Ratios to average net assets (annualized):(A)
      Expenses, after expense reimbursements
         (recoupments) ...............................       0.12%         0.11%         0.11%         0.12%         0.12%
      Expenses, before expense reimbursements
         (recoupments) ...............................       0.12%         0.11%         0.11%         0.12%         0.12%
      Net investment income, after expense
         reimbursements (recoupments) ................       2.95%         5.20%         5.02%         3.20%         1.28%
      Net investment income, before expense
         reimbursements (recoupments) ................       2.95%         5.20%         5.02%         3.20%         1.28%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    Year Ended December 31,
                                                   ---------------------------------------------------------
                                                     2008        2007         2006        2005        2004
                                                   --------   ----------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $   1.00   $     1.00    $   1.00    $   1.00    $   1.00
                                                   --------   ----------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ....................       0.02         0.05        0.05        0.03        0.01
   Net realized gain on investments ............       0.00(B)      0.00(B)     0.00(B)     0.00(B)     0.00(B)
                                                   --------   ----------    --------    --------    --------
Total income from investment operations ........       0.02         0.05        0.05        0.03        0.01
                                                   --------   ----------    --------    --------    --------
LESS DISTRIBUTIONS:
   Dividends from net investment income ........      (0.02)       (0.05)      (0.05)      (0.03)      (0.01)
   Distributions from net realized gains on
     investments ...............................       0.00(B)      0.00(B)     0.00(B)     0.00(B)     0.00(B)
                                                   --------   ----------    --------    --------    --------
Total distributions ............................      (0.02)       (0.05)      (0.05)      (0.03)      (0.01)
                                                   --------   ----------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD .................   $   1.00   $     1.00    $   1.00    $   1.00    $   1.00
                                                   ========   ==========    ========    ========    ========
TOTAL RETURN ...................................       2.32%        5.17%       5.04%       3.19%       1.29%
                                                   ========   ==========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....   $374,550   $1,361,459    $534,536    $196,696    $193,287
   Ratios to average net assets (annualized):(A)
      Expenses, after expense reimbursements
         (recoupments) .........................       0.12%        0.12%       0.12%       0.12%       0.12%
      Expenses, before expense reimbursements
         (recoupments) .........................       0.13%        0.12%       0.13%       0.14%       0.12%
      Net investment income, after expense
         reimbursements (recoupments) ..........       2.70%        4.99%       4.99%       3.17%       1.31%
      Net investment income, before expense
         reimbursements (recoupments) ..........       2.69%        4.98%       4.98%       3.15%       1.31%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

                             See accompanying notes

AMERICAN BEACON MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Master Trust:

We have audited the accompanying statements of assets and liabilities of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio and the American Beacon U.S. Government Money Market Portfolio (collectively, the "Portfolios"), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Dallas, Texas
February 25, 2009

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                       PAR
                                                                      AMOUNT        VALUE
                                                                   -----------   -----------
                                                                     (DOLLARS IN THOUSANDS)
CERTIFICATES OF DEPOSIT AND BANK NOTES - 17.67%
   Commonwealth Bank of Australia N.Y., 0.90%, Due 2/18/2009 ...   $    30,000   $    30,000
   DNB NOR Bank ASA N.Y., 0.73%, Due 2/20/2009 .................        30,000        30,000
   Lloyds TSB Bank N.Y., 1.60%, Due 2/10/2009 ..................        30,000        30,000
   Societe Generale N.Y., 0.85%, Due 3/12/2009++ ...............        50,000        50,000
   Svenska Handelsbanken AB N.Y., 1.50%, Due 2/9/2009 ..........        30,000        30,000
                                                                                 -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ................                     170,000
                                                                                 -----------
COMMERCIAL PAPER - 38.91%
   Alpine Securitization Corp., 0.95%, Due 1/28/2009 # .........        30,000        29,979
   Bank of Nova Scotia N.Y., 0.50%, Due 2/12/2009 ..............        45,000        44,960
   BNP Paribas Finance Inc., 1.25%, Due 2/17/2009 ..............        30,000        29,951
   Danske Corp., 1.49%, Due 2/17/2009 # ........................        30,000        29,942
   Gemini Securitization Corp. LLC, 1.25%, Due 3/11/2009 # .....        30,000        29,928
   National Australia Funding (Del) Inc., 1.25%,
      Due 2/13/2009 # ..........................................        30,000        29,955
   Nordea North America, Inc., 1.10%, Due 3/9/2009 .............        30,000        29,938
   Surrey Funding Corp., 1.50%, Due 1/12/2009 # ................        30,000        29,986
   Toyota Motor Credit Corp.,
      0.55%, Due 1/14/2009 .....................................        15,000        14,997
      0.95%, Due 1/15/2009 .....................................        30,000        29,989
   Variable Funding Capital Co. LLC, 1.60%, Due 3/26/2009 # ....        45,000        44,832
   Windmill Funding Corp., 1.20%, Due 3/9/2009 # ...............        30,000        29,933
                                                                                 -----------
   TOTAL COMMERCIAL PAPER ......................................                     374,390
                                                                                 -----------
TIME DEPOSITS - 4.16%
   Dexia Credit Local S.A., 0.35%, Due 1/2/2009 ................        40,000        40,000
                                                                                 -----------

                                                                     SHARES
                                                                   -----------
SHORT TERM INVESTMENTS - 9.97%
OTHER SHORT-TERM INVESTMENTS - 9.97%
   Goldman Sachs Financial Square Government Fund ..............    48,000,000        48,000
   JP Morgan U.S. Government Money Market Fund .................    48,000,000        48,000
                                                                                 -----------
   TOTAL SHORT TERM INVESTMENTS ................................                      96,000
                                                                                 -----------

                                                                       PAR
                                                                      AMOUNT
                                                                   -----------
REPURCHASE AGREEMENTS - 29.27%
   Bank of America, NA, 0.24%, Due 1/2/2009 (Held at Bank of
      New York Mellon, Collateralized by Mortgage Obligations
      valued at $51,360, 2/23/2036) ............................   $    48,000        48,000
   Barclays Capital, Inc., 0.29%, Due 1/2/2009 (Held at Bank
      of New York Mellon, Collateralized by Equity Securities
      valued at $50,400) .......................................        48,000        48,000
   Credit Suisse Securities (USA) LLC, 0.29%, Due 1/2/2009
      (Held at JPMorgan Chase, Collateralized by Equity
      Securities valued at $49,500) ............................        45,000        45,000
   Deutsche Bank Securities, Inc., 0.24%, Due 1/2/2009
      (Held at Bank of New York Mellon, Collateralized by
      Equity Securities valued at $52,800) .....................        48,000        48,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                       PAR
                                                                      AMOUNT        VALUE
                                                                   -----------   -----------
                                                                     (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co., 0.04%, Due 1/2/2009 (Held at Bank
      of New York Mellon, Collateralized by U.S. Government
      Agency Obligations valued at $2,711, 4.0% - 10.5%,
      3/1/2010 - 11/1/2036) ....................................   $     2,658   $     2,658
   JP Morgan Chase & Co., 0.29%, Due 1/2/2009 (Held at
      JPMorgan Chase, Collateralized by Equity Securities
      valued at $47,249) .......................................        45,000        45,000
   Morgan Stanley & Co., 0.39%, Due 1/2/2009 (Held at
      JPMorgan Chase, Collateralized by Equity Securities
      valued at $49,500) .......................................        45,000        45,000
                                                                                 -----------
   TOTAL REPURCHASE AGREEMENTS .................................                     281,658
                                                                                 -----------

TOTAL INVESTMENTS - 99.98% (COST $962,048) .....................                 $   962,048
OTHER ASSETS, NET OF LIABILITIES - 0.02% .......................                         240
                                                                                 -----------
TOTAL NET ASSETS - 100.00% .....................................                 $   962,288
                                                                                 ===========

     Percentages are stated as a percent of net assets.

++ Obligation is subject to an unconditional put back to the issuer with one business day notice.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $224,555 or 23.34% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                       PAR
                                                                      AMOUNT        VALUE
                                                                   -----------   -----------
                                                                     (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 40.83%
FEDERAL HOME LOAN BANK - 12.67%
   4.12%, Due 1/9/2009 .........................................   $    25,000   $    25,001
   3.346%, Due 1/28/2009 .......................................        25,000        25,000
                                                                                 -----------
                                                                                      50,001
                                                                                 -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.96%
   0.22%, Due 2/13/2009 ........................................        6,700          6,698
   1.80%, Due 3/3/2009 .........................................       10,000          9,970
   1.75%, Due 3/6/2009 .........................................        5,000          4,984
   1.75%, Due 3/16/2009 ........................................       10,000          9,964
   1.65%, Due 4/1/2009 .........................................       10,000          9,959
   0.35%, Due 4/14/2009 ........................................       13,335         13,322
   1.405%, Due 6/2/2009 ........................................        5,000          4,970
   1.05%, Due 6/24/2009 ........................................       10,000          9,949
   1.05%, Due 7/10/2009 ........................................        5,000          4,972
                                                                                 -----------
                                                                                      74,788
                                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.20%
   1.60%, Due 3/13/2009 ........................................        6,500          6,480
   1.20%, Due 5/5/2009 .........................................        5,000          4,979
   1.49%, Due 5/13/2009 ........................................        5,000          4,973
   1.28%, Due 6/22/2009 ........................................        5,000          4,969
   0.35%, Due 7/1/2009 .........................................        5,000          4,991
   1.08%, Due 10/1/2009 ........................................       10,000          9,918
                                                                                 -----------
                                                                                      36,310
                                                                                 -----------
TOTAL U.S. AGENCY OBLIGATIONS ..................................                     161,099
                                                                                 -----------


                                                                      SHARES
                                                                   -----------
SHORT TERM INVESTMENTS - 9.63%
OTHER SHORT-TERM INVESTMENTS - 9.63%
   Goldman Sachs Financial Square Government Fund ..............    19,000,000        19,000
   JP Morgan U.S. Government Money Market Fund .................    19,000,000        19,000
                                                                                 -----------
   TOTAL SHORT TERM INVESTMENTS ................................                      38,000
                                                                                 -----------


                                                                      PAR
                                                                     AMOUNT
                                                                   -----------
REPURCHASE AGREEMENTS - 49.47%
   Banc of America Securities LLC, 0.10%, Due 1/2/2009 (Held at
      Bank of New York Mellon, Collateralized by U.S.
      Government Agency Obligations valued at
      $91,800, 5.0%, 1/1/2035) .................................   $    90,000        90,000
   Barclays Capital, Inc., 0.03%, Due 1/2/2009 (Held at
      Bank of New York Mellon, Collateralized by U.S.
      Government Agency Obligations valued at
      $45,900, 4.0% - 5.5%, 9/1/2023 - 2/1/2038) ...............        45,000        45,000
   Credit Suisse Securities (USA) LLC, 0.07%, Due 1/2/2009
      (Held at JPMorgan Chase, Collateralized by U.S.
      Government Agency Obligations valued at
      $51,002, 4.0% - 8.5%, 8/1/2009 - 1/1/2039) ...............        50,000        50,000

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                       PAR
                                                                      AMOUNT        VALUE
                                                                   -----------   -----------
                                                                     (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co., 0.04%, Due 1/2/2009 (Held at Bank of
      New York Mellon, Collateralized by U.S. Government
      Agency Obligations valued at $10,425, 4.0% - 11.5%,
      12/1/2011 - 11/1/2038) ...................................   $    10,221   $    10,221
                                                                                 -----------
   TOTAL REPURCHASE AGREEMENTS                                                       195,221
                                                                                 -----------
TOTAL INVESTMENTS - 99.93% (COST $394,320) .....................                 $   394,320
OTHER ASSETS, NET OF LIABILITIES - 0.07% .......................                         284
                                                                                 -----------
TOTAL NET ASSETS - 100.00% .....................................                 $   394,604
                                                                                 ===========

Percentages are stated as a percent of net assets.

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (IN THOUSANDS)

                                                                                     U.S. GOVERNMENT
                                                                      MONEY MARKET     MONEY MARKET
                                                                      ------------   ---------------
ASSETS:
   Investment in securities at value (cost - $680,390 and $199,099,
      respectively) ...............................................     $680,390         $199,099
   Repurchase agreements (cost - $281,658 and $195,221,
      respectively)                                                      281,658          195,221
   Dividends and interest receivable ..............................          432              429
   Prepaid expenses ...............................................          160                9
                                                                        --------         --------
      TOTAL ASSETS ................................................      962,640          394,758
                                                                        --------         --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) .......          230               33
   Other liabilities ..............................................          122              121
                                                                        --------         --------
      TOTAL LIABILITIES ...........................................          352              154
                                                                        --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........      $962,288         $394,604
                                                                        ========         ========

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008 (IN THOUSANDS)

                                                                                     U.S. GOVERNMENT
                                                                      MONEY MARKET     MONEY MARKET
                                                                      ------------   ---------------
INVESTMENT INCOME:
   Dividend income ..............................................       $ 31,989         $ 1,475
   Interest income ..............................................        310,930          19,060
                                                                        --------         -------
      TOTAL INVESTMENT INCOME ...................................        342,919          20,535
                                                                        --------         -------
EXPENSES:
   Management and investment advisory fees (Note 2) .............         11,068             725
   Custodian fees ...............................................            383              25
   Professional fees ............................................            100              27
   Other expenses ...............................................            534              51
                                                                        --------         -------
      TOTAL EXPENSES ............................................         12,085             828
                                                                        --------         -------
   Less reimbursement of fund expense (Note 2) ..................             --             (20)
                                                                        --------         -------
      NET EXPENSES ..............................................         12,085             808
                                                                        --------         -------
NET INVESTMENT INCOME ...........................................        330,834          19,727
                                                                        --------         -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments .............................            197             132
                                                                        --------         -------
      NET GAIN ON INVESTMENTS ...................................            197             132
                                                                        --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............       $331,031         $19,859
                                                                        ========         =======

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                   U.S. GOVERNMENT MONEY
                                                          MONEY MARKET                    MARKET
                                                  ----------------------------   ------------------------
                                                     Year Ended December 31,      Year Ended December 31,
                                                  ----------------------------   ------------------------
                                                      2008           2007           2008          2007
                                                  ------------   -------------   -----------   ----------
INCREASE IN NET ASSETS:
OPERATIONS:

   Net investment income ......................   $    330,834   $     824,823   $    19,727   $   47,203
   Net realized gain on investments ...........            197             127           132            3
                                                  ------------   -------------   -----------   ----------
      TOTAL INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ......................        331,031         824,950        19,859       47,206
                                                  ------------   -------------   -----------   ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ..............................    125,022,264     202,886,002     6,267,108    8,639,093
   Withdrawals ................................   (137,575,006)   (203,255,122)   (7,274,347)  (7,867,711)
                                                  ------------   -------------   -----------   ----------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM TRANSACTIONS IN
         INVESTORS' BENEFICIAL INTERESTS ......    (12,552,742)       (369,120)   (1,007,239)     771,382
                                                  ------------   -------------   -----------   ----------
      NET INCREASE (DECREASE) IN NET ASSETS ...    (12,221,711)        455,830      (987,380)     818,588
                                                  ------------   -------------   -----------   ----------
NET ASSETS:
   Beginning of period ........................     13,183,999      12,728,169     1,381,984      563,396
                                                  ------------   -------------   -----------   ----------
   END OF PERIOD ..............................   $    962,288   $  13,183,999   $   394,604   $1,381,984
                                                  ============   =============   ===========   ==========

FINANCIAL HIGHLIGHTS

                                                         Money Market
                                                --------------------------------
                                                     Year Ended December 31,
                                                --------------------------------
                                                2008   2007   2006   2005   2004
                                                ----   ----   ----   ----   ----
Total return .............................      2.75%  5.33%  5.09%  3.25%  1.34%
Ratios to average net assets (annualized):
   Expenses .................................   0.11%  0.11%  0.11%  0.11%  0.11%
   Net investment income ....................   2.94%  5.19%  5.03%  3.20%  1.30%

                                                  U.S. Government Money Market
                                                --------------------------------
                                                     Year Ended December 31,
                                                --------------------------------
                                                2008   2007   2006   2005   2004
                                                ----   ----   ----   ----   ----
Total return.................................   2.34%  5.18%  5.04%  3.19%  1.30%
Ratios to average net assets (annualized):
   Expenses..................................   0.11%  0.11%  0.12%  0.12%  0.11%
   Net investment income.....................   2.68%  4.98%  4.97%  3.15%  1.30%

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and the American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     Effective September 12, 2008, American Beacon Advisors, Inc. (the "Manager") became a wholly-owned subsidiary of Lighthouse Holdings, Inc., which is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two private equity firms. Prior to September 12, the Manager was a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. which retained a minority interest in the parent company of Lighthouse Holdings, Inc.

     The following is a summary of the significant accounting policies followed by the Portfolios.

Valuation of Investments

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.


     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     A summary of the inputs used to value the Portfolios' investments as of December 31, 2008 is as follows (in thousands):

                                                      Investments in Securities
                                                    ------------------------------
                                                                   U.S. Government
                 Valuation Inputs                   Money Market     Money Market
-------------------------------------------------   ------------   ---------------
Level 1 - Quoted Prices..........................     $ 96,000         $ 38,000
Level 2 - Other significant observable inputs....      866,048          356,320
Level 3 - Significant unobservable inputs........           --               --
                                                      --------         --------
Total............................................     $962,048         $394,320

AMERICAN BEACON MASTER TRUST PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Redemption in Kind

     Beginning September 19, 2008, proceeds from redemption requests exceeding $250,000 were made in pro rata payments of cash and in-kind distributions of securities held by the Money Market Portfolio. The Money Market Portfolio and feeder funds of the Money Market Portfolio implemented this procedure to prevent redemptions from forcing the sale of securities below their economic value, which would have resulted in a material adverse impact on the Money Market Portfolio and the remaining shareholders. The policy was lifted on December 12, 2008. During this time, beneficial interests of the Portfolio totaling 938,602 (in thousands) were redeemed.

Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

     For FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of December 31, 2008 included in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations. For the year ended December 31, 2008, the Portfolios recognized $0 in interest and penalties.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated. Certain prior year amounts have been reclassed in order to be consistent with current year presentation.

AMERICAN BEACON MASTER TRUST PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager received from each Portfolio 0.10% of its average daily net assets through September 11, 2008. From September 12, 2008 the Manager receives 0.09% of the average daily net asset of each Portfolio.

Administrative Services Agreement

     Beginning September 12, 2008, the Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolios. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of each Portfolio.

Reimbursement of Expenses

     The Manager voluntarily waived a portion of its fee for the U.S. Government Portfolio. Fees totaling $19,659 were waived for the year ended December 31, 2008.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2008 the credit facility was not utilized.

AMERICAN BEACON SELECT FUNDS
PRIVACY POLICY AND FEDERAL TAX INFORMATION
(UNAUDITED)

PRIVACY POLICY

     The American Beacon Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

          -    information we receive from you on applications or other forms;

          - information about your transactions with us or our service providers; and

          -    information we receive from third parties.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

FEDERAL TAX INFORMATION

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders during the tax year ended December 31, 2008 include short-term capital gains of $123,718 and $120,552 for the Money Market Fund and U.S. Government Money Market Fund, respectively.

     We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2008. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

     Of the ordinary dividends paid to shareholders of the U.S. Government Money Market Fund during the tax year ended December 31, 2008, 29.4% were derived from U.S. Treasury Obligations.

TRUSTEES AND OFFICERS
AMERICAN BEACON SELECT FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

     The Trustees and officers of the American Beacon Select Funds (the "Trust") and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-three funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                          POSITION, TERM OF
                          OFFICE AND LENGTH
                           OF TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS       WITH THE TRUST                   AND CURRENT DIRECTORSHIPS
-----------------------   ------------------   -------------------------------------------------------
INTERESTED TRUSTEES

                                Term
                          Lifetime of Trust
                           until removal,
                           resignation or
                             retirement*

Alan D. Feld** (72)       Trustee since 1999   Sole Shareholder of a professional corporation which is
                                               a Partner in the law firm of Akin, Gump, Strauss, Hauer
                                               & Feld, LLP (1960-Present); Director, Clear Channel
                                               Communications (1984-2008); Trustee, CenterPoint
                                               Properties (1994-2006); Member, Board of Trustees,
                                               Southern Methodist University; Member, Board of
                                               Visitors, M.D. Anderson Hospital; Board of Visitors,
                                               Zale/Lipshy Hospital; Trustee, American Beacon Funds
                                               (1996-Present); Trustee, American Beacon Mileage Funds
                                               (1996-Present); Trustee, American Beacon Master Trust
                                               (1996-Present)

NON-INTERESTED TRUSTEES         Term
W. Humphrey Bogart (64)   Trustee since 2004   Board Member, Baylor University Medical Center
                                               Foundation (1992-2004); Consultant, New River Canada
                                               Ltd. (mutual fund servicing company) (1998-2003);
                                               President and CEO, Allmerica Trust Company, NA
                                               (1996-1997); President and CEO, Fidelity Investments
                                               Southwest Company (1983-1995); Senior Vice President of
                                               Regional Centers, Fidelity Investments (1988-1995);
                                               Trustee, American Beacon Funds (2004-Present); Trustee,
                                               American Beacon Mileage Funds (2004-Present); Trustee,
                                               American Beacon Master Trust (2004-Present)

Brenda A. Cline (48)      Trustee since 2004   Executive Vice President, Chief Financial Officer,
                                               Treasurer and Secretary, Kimbell Art Foundation
                                               (1993-Present); Trustee, Texas Christian University
                                               (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a
                                               Cook Children's Health Foundation) (2001-2006); Director,
                                               Christian Church Foundation (1999-2007); Trustee, American
                                               Beacon Funds (2004-Present); Trustee, American Beacon
                                               Mileage Funds (2004-Present); Trustee, American Beacon
                                               Master Trust (2004-Present)


Eugene J. Duffy (54)      Trustee since 2008   Principal and Executive Vice President, Paradigm Asset
                                               Management (1994-Present); Director, Sunrise Bank of
                                               Atlanta (2008-Present); Chairman, Special Contributions
                                               Fund Board of Trustees, National Association for the
                                               Advancement of Colored People (2007-Present); Trustee,
                                               National Association for the Advancement of Colored
                                               People (2000-Present); Board of Visitors, Emory
                                               University (2006-Present); Trustee, Atlanta Botanical
                                               Garden (2006-Present); Board Member, Willie L. Brown
                                               Jr. Institute on Politics and Public Service
                                               (2001-Present); Chair, National Association of
                                               Securities Professionals (2000-2002); Deputy Chief
                                               Administrative Officer, City of Atlanta (1985-1990);
                                               Trustee, American Beacon Funds, (2008-Present);
                                               Trustee, American Beacon Mileage Funds (2008-Present);
                                               Trustee, American Beacon Master Trust (2008-Present)

TRUSTEES AND OFFICERS
AMERICAN BEACON SELECT FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)


                          POSITION, TERM OF
                          OFFICE AND LENGTH
                            OF TIME SERVED           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS       WITH THE TRUST                    AND CURRENT DIRECTORSHIPS
-----------------------   ------------------   -------------------------------------------------------
NON-INTERESTED
TRUSTEES (CONT.)

Thomas M. Dunning (65)    Trustee since 2008   Consultant, (2008-Present); Chairman (1998-2008) and
                                               Chief Executive Officer (1998-2007), Lockton Dunning
                                               Benefits (consulting firm in employee benefits);
                                               Director, (Oncor Electric Delivery Company LLC
                                               (2007-Present); Immediate Past Chairman and Board
                                               Member (2003-Present), Dallas Citizens Council;
                                               Director, Baylor Health Care System Foundation
                                               (2007-Present); Vice Chair, State Fair of Texas
                                               (1987-Present); Board Member, Southwestern Medical
                                               Foundation (1994-Present)

Richard A. Massman (65)   Trustee since 2004   Senior Vice President and General Counsel, Hunt
                            Chairman since     Consolidated, Inc. (holding company engaged in oil and
                                 2008          gas exploration and production, refining, real estate,
                                               farming, ranching and venture capital activities)
                                               (1994-Present); Chairman (2007-Present) and Director
                                               (2005-Present), The Dallas Opera Foundation; Chairman
                                               (2006-Present) and Director (2005-Present), Temple
                                               Emanu-El Foundation; Trustee, Presbyterian Healthcare
                                               Foundation (2006-Present); Trustee, American Beacon
                                               Funds (2004-Present); Trustee, American Beacon Mileage
                                               Funds (2004-Present); Trustee, American Beacon Master
                                               Trust (2004-Present)

R. Gerald Turner (63)     Trustee since 2001   President, Southern Methodist University
225 Perkins Admin. Bldg.                       (1995-Present); Director, ChemFirst (1986-2002);
Southern Methodist Univ.                       Director, J.C. Penney Company, Inc. (1996-Present);
Dallas, Texas 75275                            Director, California Federal Preferred Capital Corp.
                                               (2001-2003); Director, Kronus Worldwide Inc. (chemical
                                               manufacturing) (2003-Present); Director, First
                                               Broadcasting Investment Partners, LLC (2003-2007);
                                               Member, Salvation Army of Dallas Board of Directors;
                                               Member, Methodist Hospital Advisory Board; Co-Chair,
                                               Knight Commission on Intercollegiate Athletics;
                                               Trustee, American Beacon Funds (2001-Present); Trustee,
                                               American Beacon Mileage Funds (2001-Present); Trustee,
                                               American Beacon Master Trust (2001-Present)

Paul J. Zucconi,CPA (67)  Trustee since 2008   Director, Affirmative Insurance Holdings, Inc.
                                               (producer of nonstandard automobile insurance)
                                               (2004-present); Director, Titanium Metals Corporation
                                               (producer of titanium melted and mill products and
                                               sponge) (2002-Present); Director, Torchmark Corporation
                                               (life and health insurance products) (2002-Present);
                                               Director, National Kidney Foundation serving North
                                               Texas (2003-Present); Director, Dallas Chapter of
                                               National Association of Corporate Directors
                                               (2004-Present); Partner, KPMG (1976-2001); Trustee,
                                               American Beacon Funds (2008-Present); Trustee, American
                                               Beacon Mileage Funds (2008-Present); Trustee, American
                                               Beacon Master Trust (2008-Present)

OFFICERS                        Term
                              One Year

William F. Quinn (60)       President from     Chairman (2006-Present) and CEO (2006-2007 and
                             1999 to 2007      2008-Present), President (1986-2006) and Director
                              and 2008 to      (2003-Present), American Beacon Advisors, Inc.;
                                Present        Chairman (1989-2003) and Director (1979-1989,
                            Executive Vice     2003-Present), American Airlines Federal Credit Union;
                            President from     Director, Crescent Real Estate Equities,
                             2007 to 2008      Inc.(1994-2007); Director, Pritchard, Hubble & Herr,
                             Trustee from      LLC (investment advisor) (2001-2006); Director of
                             1999 to 2008      Investment Committee, Southern Methodist University
                                               Endowment Fund (1996-Present); Member, Southern
                                               Methodist University Cox School of Business Advisory
                                               Board (1999-2002); Member, New York Stock Exchange
                                               Pension Manager Committee (1997-1998, 2000-2002,
                                               2006-Present); Chairman (2007-Present) and Vice
                                               Chairman (2004-2007), Committee for the Investment of
                                               Employee Benefits; Director, United Way of Metropolitan
                                               Tarrant County (1988-2000, 2004-Present); Trustee,
                                               American Beacon Funds (1987-2008); Trustee, American
                                               Beacon Mileage Funds (1987-2008); Trustee, American
                                               Beacon Master Trust (1995-2008)

TRUSTEES AND OFFICERS
AMERICAN BEACON SELECT FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                           POSITION, TERM OF
                           OFFICE AND LENGTH
                            OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 NAME, AGE AND ADDRESS      WITH THE TRUST                   AND CURRENT DIRECTORSHIPS
-----------------------   ------------------   -----------------------------------------------------
Rosemary K. Behan (49)     VP, Secretary and   Vice President, Legal and Compliance, American Beacon
                              Chief Legal      Advisors, Inc. (2006-Present); Assistant General
                          Officer since 2006   Counsel, First Command Financial Planning, Inc.
                                               (2004-2006); Enforcement Attorney (2002-2004) and
                                               Branch Chief (2000-2002), Securities and Exchange
                                               Commission

Brian E. Brett (48)          VP since 2004     Vice President, Director of Sales and Marketing,
                                               American Beacon Advisors, Inc. (2004-Present);
                                               Regional Vice President, Neuberger Berman, LLC
                                               (investment advisor) (1996-2004)

Michael W. Fields (54)      VP since 1999      Vice President, Fixed Income Investments, American
                                               Beacon Advisors, Inc. (1988-Present)

Rebecca L. Harris (42)      Treasurer since    Vice President, Finance and Accounting, American
                                 1999          Beacon Advisors, Inc. (1995-Present)

Christina E. Sears (37)    Chief Compliance    Chief Compliance Officer, American Beacon Advisors,
                          Officer since 2004   Inc. (2004-Present); Senior Compliance Analyst,
                               and Asst.       American Beacon Advisors, Inc. (1998-2004)
                           Secretary since
                                 1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

** Mr. Feld is deemed to be an "interested person" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager.

RESULTS OF SHAREHOLDER MEETING
(UNAUDITED)

     A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the "Beacon Trust"), the American Beacon Select Funds (the "Select Trust"), and the American Beacon Mileage Funds (the "Mileage Trust") was held on August 22, 2008. The shareholders of the Money Market and the U.S. Government Money Market Funds (the "Funds") approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

           FUND                       FOR             AGAINST         ABSTAIN         NON-VOTING
----------------------------   -----------------   -------------   -------------   ---------------
Money Market Fund              1,476,635,057.525       3,700.000   3,828,338.210   759,108,024.320
U.S. Govt. Money Market Fund      30,926,226.210             -0-             -0-               -0-
Money Market Select fund       4,647,553,318.330             -0-     301,904.000   990,879,183.230
U.S. Govt. Select Fund           376,578,304.880      86,995.210             -0-               -0-
Money Market Mileage Fund         31,003,631.310   6,775,050.300     456,806.870               -0-

     The shareholders of the Beacon Trust, Select Trust, and Mileage Trust (collectively, the "Trusts") also approved the re-election of five of the current Trustees to the Board of the Trusts and the election of three additional Trustees to the Board. This proposal required a majority of the shareholders of the Trusts to vote to achieve a quorum. The following are the results of the election of each Trustee:

                        BEACON TRUST       SELECT TRUST     MILEAGE TRUST
                     -----------------   ----------------   -------------
ALAN D. FELD
Affirmative.......   12,634,553,751.62   5,579,522,662.80   30,648,100.70
Withhold..........      519,818,259.90     435,877,042.85    7,587,387.78

W. HUMPHREY BOGART
Affirmative.......   12,999,746,162.82   6,013,838,886.28   30,717,064.11
Withhold..........      154,625,848.70       1,560,819.37    7,518,424.37

BRENDA A. CLINE
Affirmative.......   13,009,050,779.42   6,015,104,773.65   31,044,304.34
Withhold..........      145,321,232.10         294,932.00    7,191,184.14

RICHARD A. MASSMAN
Affirmative.......   13,004,756,096.42   5,971,204,773.65   30,618,827.22
Withhold..........      149,615,915.10      44,194,932.00    7,616,661.26

R. GERALD TURNER
Affirmative.......   13,004,259,224.92   6,015,104,773.65   30,262,464.39
Withhold..........      150,112,786.60         294,932.00    7,973,024.09

THOMAS M. DUNNING
Affirmative.......   13,003,350,236.48   6,013,838,886.28   30,548,724.44
Withhold..........      151,021,775.04       1,560,819.37    7,686,764.04

EUGENE J. DUFFY
Affirmative.......   12,985,296,316.39   6,013,838,886.28   30,573,632.38
Withhold..........      169,075,695.13       1,560,819.37    7,661,856.10

PAUL J. ZUCCONI
Affirmative.......   12,983,378,136.76   6,013,838,886.28   32,956,909.20
Withhold..........      170,993,874.76       1,560,819.37    5,278,579.28

                     (AMERICAN BEACON SELECT FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

            (GRAPHIC)                               (GRAPHIC)
             BY E-MAIL:                           ON THE INTERNET:
american_beacon.funds@ambeacon.com   Visit our website at www.americanbeaconfunds.com

              (GRAPHIC)                        (GRAPHIC)
            BY TELEPHONE:                      BY MAIL:
         Call (800) 658-5811         American Beacon Select Funds
                                          P.O. Box 219643
                                          Kansas City, MO 64121

     AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:


CUSTODIAN
STATE STREET BANK AND TRUST
Boston, Massachusetts

TRANSFER AGENT
BOSTON FINANCIAL DATA SERVICES
Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
ERNST & YOUNG LLP
Dallas, Texas

DISTRIBUTOR
FORESIDE FUND SERVICES
Portland, Maine


This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus.


American Airlines is not responsible for investments made in the American Beacon Select Funds. American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

                                                                        AR 12/08
                                                                        00065971

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Mr. Paul J. Zucconi, CPA, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. Paul J. Zucconi is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------

 $20,740         12/31/2007
 $21,525         12/31/2008

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------

       $0                12/31/2007
       $0                12/31/2008

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------

 $3,809        12/31/2007
 $2,032        12/31/2008

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------

     $0              12/31/2007
     $0              12/31/2008

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------

  $3,809       $0                     N/A                     12/31/2007
  $2,032       $0                     N/A                     12/31/2008

(h)     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 6, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 6, 2009



By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 6, 2009